Quarterly Financial Information - Summary of Gains and (Losses) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			3 Months Ended								12 Months Ended
	Jan. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Restructuring costs, net (Note 3)		$ (7,593)	$ (5,877)	$ (1,275)	$ (2,900)	$ (500)	$ (1,100)	$ (200)	$ (900)	$ (400)	$ (2,300)		$ (7,593)	$ (5,877)	$ (1,275)
Trademark impairment loss (Note 8)		(2,000)		(3,800)	(1,200)								(2,000)		(3,800)
Patent litigation (Note 14)	(500)	(2,200)		(387)	(1,400)								(2,200)		(387)
Antitrust litigation costs (Note 14)	$ (813)	$ (198)	$ (1,228)	$ (11,731)		$ (100)				$ (200)	$ (200)	$ (300)	$ (198)	$ (1,228)	$ (11,731)